Fair Value (Level 3 Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Assets Liabilities Value	$ 17,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		$ 5,000,000
Included in regulatory (assets) liabilities	8,000,000	1,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	12,000,000	(190,000,000)
Fair Value, Net Derivative Liability Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	1,000,000	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		9,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	(12,000,000)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	17,000,000	101,000,000	$ (90,000,000)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	(26,000,000)	(29,000,000)
Designated as Hedging Instrument | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	22,000,000
Commodity Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		(1,000,000)
Included in regulatory (assets) liabilities	8,000,000	1,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	2,000,000	(1,000,000)
Fair Value, Net Derivative Liability Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	3,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	2,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(47,000,000)	(1,000,000)	2,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	5,000,000	0
Commodity Contract [Member] | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	0
Foreign Exchange Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		(7,000,000)
Included in regulatory (assets) liabilities	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	(12,000,000)	(28,000,000)
Fair Value, Net Derivative Liability Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	64,000,000	108,000,000	146,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	(34,000,000)	(35,000,000)
Foreign Exchange Contract [Member] | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	(26,000,000)
Interest Rate Contract
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		13,000,000
Included in regulatory (assets) liabilities	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	(2,000,000)	216,000,000
Fair Value, Net Derivative Liability Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	1,000,000	3,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	10,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	(6,000,000)	(236,000,000)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	3,000,000	2,000,000
Interest Rate Contract | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	4,000,000
Cross Currency Interest Rate Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		(10,000,000)
Included in regulatory (assets) liabilities	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	0	3,000,000
Fair Value, Net Derivative Liability Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		9,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	0	$ (2,000,000)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	0	4,000,000
Cross Currency Interest Rate Contract [Member] | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0
Other Contract
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	12,000,000
Commodity Option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(59,000,000)
Commodity Option | Weighted Average [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	34.71
Commodity Option | Minimum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	7.06
Commodity Option | Maximum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	64.78
Other comprehensive income - Derivative activity [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)		4,000,000
Other comprehensive income - Derivative activity [Member] | Designated as Hedging Instrument | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	45,000,000
Other comprehensive income - Derivative activity [Member] | Commodity Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)		(5,000,000)
Other comprehensive income - Derivative activity [Member] | Commodity Contract [Member] | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	(54,000,000)
Other comprehensive income - Derivative activity [Member] | Foreign Exchange Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)		(3,000,000)
Other comprehensive income - Derivative activity [Member] | Foreign Exchange Contract [Member] | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	(6,000,000)
Other comprehensive income - Derivative activity [Member] | Interest Rate Contract
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)		4,000,000
Other comprehensive income - Derivative activity [Member] | Interest Rate Contract | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	$ 15,000,000
Other comprehensive income - Derivative activity [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)		$ 0
Argentina, Pesos | Foreign Exchange Contract [Member] | Weighted Average [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative, Forward Exchange Rate	547
Argentina, Pesos | Foreign Exchange Contract [Member] | Minimum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative, Forward Exchange Rate	323
Argentina, Pesos | Foreign Exchange Contract [Member] | Maximum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative, Forward Exchange Rate	742